Document and Entity Information	12 Months Ended
Nov. 29, 2011
Risk/Return:
Document Type	Other
Document Period End Date	Nov. 19, 2012
Registrant Name	JPMorgan Trust I
Central Index Key	0001217286
Amendment Flag	false
Document Creation Date	Nov. 19, 2012
Document Effective Date	Nov. 19, 2012
Prospectus Date	Nov. 29, 2011